Expense Example {- Tax-Exempt Portfolio} - 03.31 FIMM Funds Select Combo PRO-10 - Tax-Exempt Portfolio - Select Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 24
3 years	81
5 years	146
10 years	$ 338